As filed with the Securities and Exchange Commission on January 3, 2008
                                     Investment Company Act File Number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   April 30

Date of reporting period:  October 31, 2007

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
NEW YORK
DAILY TAX FREE
INCOME FUND, INC.
===============================================================================

Dear Shareholder:

We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. (the "Fund") for the period May 1, 2007 through October 31, 2007.

As of October 31, 2007 the Fund had net assets of $366,864,334.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,


/S/ Steven W. Duff


Steven W. Duff
President




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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED OCTOBER 31, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



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
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===============================================================================

-----------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid       Annualized
           Class A Shares                 Value 5/1/07            10/31/07        During the Period  Expense Ratio (a)
-----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,014.50            $4.35              0.86%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,020.81            $4.37              0.86%
  expenses)
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid    Annualized
           Class B Shares                 Value 5/1/07            10/31/07        During the Period  Expense Ratio (a)
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,015.60             $3.29              0.65%
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,021.87             $3.30              0.65%
  expenses)
------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid       Annualized
           Victory Shares                 Value 5/1/07            10/31/07        During the Period  Expense Ratio (a)
-----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,014.60            $4.30              0.85%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,020.86            $4.29              0.85%
  expenses)
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid       Annualized
          Advantage Shares                Value 5/1/07            10/31/07        During the Period  Expense Ratio (a)
-----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,013.70            $5.13              1.02%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,019.90            $5.15              1.02%
  expenses)
-----------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (May 1, 2007 through October 31, 2007), multiplied by 184/366 (to reflect the most recent fiscal half-year).



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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                          Date   Coupon (b)   (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Put Bonds (c) (2.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,670,000  ABN AMRO Munitops Certificates Trust - Series 2002-33
             (Port Authority of New York and New Jersey Consolidated Bonds,
             128th Series)
             Insured by FSA                                                     11/29/07    3.70%  $  7,670,000     VMIG-1
-----------                                                                                        ------------
  7,670,000  Total Put Bond                                                                           7,670,000
-----------                                                                                        ------------
Tax Exempt Commercial Paper (4.44%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York Metropolitan Transportation Authority
             LOC ABN AMRO Bank N. A.                                            12/06/07    3.50%  $  5,000,000       P-1      A-1+
  3,000,000  New York State Environmental Quality (Clean Water Act)-Series 1986
             LOC Bayerische Landesbank / Landesbank Hessen                      11/08/07    3.69      3,000,000       P-1      A-1+
  8,300,000  New York, NY Municipal Water Finance Authority Series 6            01/17/08    3.50      8,300,000       P-1      A-1+
-----------                                                                                        ------------
 16,300,000  Total Tax Exempt Commercial Paper                                                       16,300,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (d) (20.05%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Altmar-Parish-Williamstown, NY CSD BAN                             07/18/08    3.70%  $  3,006,150
  1,134,423  Bethlehem, NY CSD BAN                                              07/31/08    3.72      1,136,699
  8,000,000  Clarence, NY CSD TAN                                               06/26/08    3.71      8,014,790
  2,720,500  Clarence, NY CSD BAN                                               07/24/08    3.71      2,726,106
 10,000,000  Commack, NY Union Free School District TAN                         06/30/08    3.66     10,021,773
  5,500,000  Copiague, NY Union Free School District TAN                        06/27/08    3.63      5,512,352
  4,500,000  East Ramapo, NY CSD RAN                                            06/19/08    3.70      4,508,208
  2,400,000  Eastchester, NY Union Free School District BAN                     07/11/08    3.71      2,408,627
  2,850,000  Hornell, NY CSD RAN                                                06/19/08    3.70      2,859,533
  5,000,000  Hudson Falls, NY CSD BAN                                           06/27/08    3.74      5,016,031
 10,000,000  Middle Country CSD (Centereach), NY TAN                            06/30/08    3.63     10,023,735
  2,665,000  Monroe County, NY Public Improvement Bond - Series 2007
             Insured by MBIA Insurance Corp                                     06/01/08    3.71      2,673,231
  2,572,537  North Syracuse, NY CSD BAN                                         08/22/08    3.65      2,584,525
  4,500,000  Pearl River, NY Union Free School District TAN                     06/26/08    3.71      4,515,212
  1,490,000  Plainedge, NY Union Free School District TAN                       07/30/08    3.72      1,493,034
  6,000,000  Tompkins-Seneca-Tioga, NY (Board of Cooperative Educational
             Services Sole Supervisory District) RAN                            06/30/08    3.88      6,014,273
  1,018,719  Victor, NY CSD                                                     06/15/08    3.65      1,021,479
-----------                                                                                        ------------
 73,351,179  Total Tax Exempt General Obligation Notes & Bonds                                       73,535,758
-----------                                                                                        ------------

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The acompanying notes are an integral part of these financial statements.

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===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                          Date   Coupon (b)   (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (e) (71.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,995,000  ABN AMRO Munitops Certificate Trust (New York Non-AMT),
             Single Asset Series 2002-31 (Triborogh Bridge & Tunnel Authority,
             NY, Subordinate Revenue Refunding Bonds - Series 2002 E)
             Insured by MBIA Insurance Corp.                                    11/15/10    3.97%  $  3,995,000     VMIG-1
  9,465,000  BB & T Municipal Trust Floater - Series 1006
             LOC Branch Bank & Trust Company                                    02/22/20    3.61      9,465,000     VMIG-1
  4,600,000  BB and T Municipal Trust Floater - Series 1002
             LOC Branch Bank & Trust Company                                    11/06/23    3.61      4,600,000     VMIG-1
  1,370,000  BB and T Municipal Trust Floater - Series 4000
             (Relating to Louisiana Public facilities Authority Equipment and
             Capital Facilities Pooled Loan Program RB - Series 2003A)
             LOC Branch Bank & Trust Company                                    07/01/18    3.56      1,370,000     VMIG-1
  6,000,000  Citigroup Global Markets Reset Option Certificates Trust II-R
             Series 7069 (New York City Municipal Water Finance Authority Water
             and Sewer System RB) Fiscal 2005 Series C
             Insured by MBIA Insurance Corp.                                    06/15/28    3.50      6,000,000                A-1+
 10,415,000  Citigroup Global Markets Reset Option Certificates Trust II-R
             Series 2019 (New York City Transitional Finance Authority, Future
             Tax Secured Bonds Fiscal 2006 Series E)
             Insured by MBIA Insurance Corp.                                    02/01/20    3.50     10,415,000     VMIG-1
  3,000,000  Citigroup Global Markets Reset Option Certificates Trust II-R
             Series 458(New York State Thruway Authority Second General Highway
             and Bridge Trust Fund Bonds - Series 2005B)
             Insured by AMBAC Assurance Corp.                                   04/01/20    3.50      3,000,000     VMIG-1
  5,000,000  Clinton County, NY Industrial Development Agency Civic Facility RB
             (Champlain Valley Physician's Hospital Project) - Series A
             LOC KeyBank, N.A.                                                  07/01/17    3.44      5,000,000     VMIG-1
  1,900,000  Dutches County, NY IDA (Marist College) - Series 2005 A
             LOC Bank of New York                                               07/01/35    3.42      1,900,000                A-1+
 12,155,000  Eagle Tax - Exempt Trust - Series 963206
             (New York State Urban Development Corporation)                     07/01/16    3.51     12,155,000                A-1+
  2,000,000  Eagle Tax -Exempt Trust-Series 20015101 (Puerto Rico Infrastructure
             Financing Authority Special Obligation Bonds 2000 - Series A)      10/01/34    3.49      2,000,000                A-1+
  2,000,000  Eagle Tax - Exempt Trust - Series 20060045 Class A COPs
             (The Port Authority of New York and New Jersey Consolidated Bonds
              136th Series)
             Insured by MBIA Insurance Corp.                                    05/01/34    3.59      2,000,000                A-1+

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The acompanying notes are an integral part of these financial statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                          Date   Coupon (b)   (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  Eagle Tax - Exempt Trust - Series 20060107 Class A Certificates
             (The Port Authority of New York and New Jersey Consolidated Bonds
              143rd Series)                                                     04/01/36    3.58%  $  2,000,000                A-1+
  5,800,000  Eagle Tax - Exempt Trust - Series 20070157 Class A Certificates
             (New York City Municipal Water Finance Authority
             Water and Sewer System RB - Fiscal 2006 Series A)                  06/15/39    3.49      5,800,000                A-1
  2,100,000  Erie County, NY IDA (Hauptman - Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24    3.51      2,100,000       P-1      A-1
  5,000,000  Floating Rate Trust Receipts - Series 2006-K1 (New York State
             Dormitory Authority, Columbia University RB - Series 2006A)        07/01/26    3.24      5,000,000     VMIG-1
  1,000,000  Forest City New Rochelle, NY RB Certificate Trust - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11    3.44      1,000,000     VMIG-1
  1,040,000  J.P. Securities, Inc. Puttable Tax-Exempt Receipts Series 1741
             (New York City Transitional Finance Authority Building Aid RB
             Fiscal 2007 Series S-2
             Insured by FGIC                                                    01/15/15    3.48      1,040,000                A-1+
  3,075,000  J.P. Securities, Inc. Puttable Tax-Exempt Receipts Series 1969
             (The Port Authority of New York and New Jersey Consolidated
             Bonds, 147th Series)
             Insured by FGIC                                                    04/15/15    3.55      3,075,000                A-1+
  3,300,000  Lehman Municipal Trust Receipts
             Floating Rate Trust Receipts - Series P69W
             (New Hampshire State Housing Finance Authority)                    07/01/39    3.36      3,300,000     VMIG-1
  3,665,000  Lehman Municipal Trust Receipts
             Floating Rate Trust Receipts - Series 2005 M-2
             (Dormitory Authority of the State of New York Hospital Insured
             Mortgage RB 2004 Series A)
             Insured by FSA                                                     02/15/13    3.29      3,665,000     VMIG-1
  5,000,000  Lehman Municipal Trust Receipts
             Floating Rate Trust Receipts - 2006 Series P85
             (New York City Municipal Water Finance Authority Water and
             Sewer System RB - Fiscal 2004 Series A)
             Insured by MBIA Insurance Corp                                     06/15/35    3.24      5,000,000     VMIG-1     A-1
    600,000  Long Island Power Authority, NY Electric System
             Subordinated RB Subseries 1A
             LOC Bayerische Landesbank / Landesbank Baden - Wurttemberg         05/01/33    3.21        600,000     VMIG-1     A-1+

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The acompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                          Date   Coupon (b)   (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  Long Island Power Authority, NY Electric System
             Subordinated RB Subseries 3B
             LOC Westdeutche Landesbank AG                                      05/01/33    3.47%  $  2,000,000     VMIG-1     A-1+
  4,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2005E-1
             LOC Fortis Bank                                                    11/01/35    3.39      4,000,000     VMIG-1     A-1+
  3,000,000  Monroe County, NY IDA Civic Facilities RB
             (Depaul Properties, Inc. Project) - Series 2006
             LOC KeyBank, N.A.                                                  06/01/26    3.44      3,000,000     VMIG-1
  2,495,000  Morgan Stanley Floating Rate Trust Certificates -Series 2004 - 950
             (New York City, NY Trust for Cultural Resources RB - Series 2004)
             Insured by FGIC                                                    02/01/34    3.49      2,495,000     VMIG-1
  2,000,000  Morgan Stanley Floating Rate Trust Certificates-Series 2006 - 1492
             (Dormitory Authority of the State of New York RB
             Cabrini of Westchester Project, Series 2006A)
             Collateralized by GNMA                                             02/15/41    3.48      2,000,000                A-1
  5,200,000  Nassau County, NY IDA
             (The Jade Corporation Project) - Series 2007
             LOC Wilmington Trust Company                                       08/01/32    3.55      5,200,000     VMIG-1
    400,000  New York City, NY GO - Fiscal 1994Series A-5
             LOC KBC Bank                                                       08/01/16    3.47        400,000     VMIG-1     A-1
  4,900,000  New York City, NY GO - Fiscal 1994, Series E-5
             LOC JPMorgan Chase Bank, N.A.                                      08/01/16    3.46      4,900,000     VMIG-1     A-1+
  4,500,000  New York City, NY GO - Fiscal 1994, Series H-4
             Insured by AMBAC Assurance Corporation                             08/01/15    3.24      4,500,000     VMIG-1     A-1+
  2,350,000  New York City, NY GO - Fiscal 1995, Series F-3
             LOC Morgan Guaranty Trust                                          02/15/13    3.20      2,350,000     VMIG-1     A-1+
  6,060,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                    08/01/31    3.23      6,060,000     VMIG-1     A-1+
  5,000,000  New York City, NY GO - Fiscal 2006, Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35    3.41      5,000,000     VMIG-1     A-1+
  5,000,000  New York City, NY GO - Fiscal 2006, Series I Subseries I-8
             LOC Bank of America, N.A                                           04/01/36    3.53      5,000,000     VMIG-1     A-1+
  1,300,000  New York City, NY HDC
             (Columbus Apartment Project) - Series 1995A
             Guaranteed by Federal National Mortgage Association                03/15/25    3.24      1,300,000                A-1+

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The acompanying notes are an integral part of these financial statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                          Date   Coupon (b)   (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,400,000  New York City, NY HDC MHRB
             (Manhattan Court Development) - Series 2004A
             LOC Citibank, N.A.                                                 06/01/36    3.33%  $  2,400,000                A-1+
  1,000,000  New York City, NY Housing Development Agency
             (West 48th Street Development) - Series A
             Guaranteed by Federal National Mortgage Association                01/15/34    3.25      1,000,000                A-1+
  3,865,000  New York City, NY IDA Civic Facilities RB (The Convent of the
             Sacred Heart School of New York Project) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32    3.42      3,865,000     VMIG-1
    980,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                               05/01/11    3.58        980,000     VMIG-1
  1,030,000  New York City, NY IDA Civic Facilities RB
             (MSMC Realty Corporation Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      01/01/31    3.20      1,030,000     VMIG-1     A-1+
  4,385,000  New York City, NY IDA Civic Facilities RB
             (Jamaica First Parking Facility Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      03/01/31    3.42      4,385,000                A-1+
  7,865,000  New York City, NY IDA Civic Facilities RB
             (Jamaica First Parking Facility Project) - Series 2004
             LOC JPMorgan Chase Bank, N.A.                                      03/01/34    3.42      7,865,000                A-1+
  1,360,000  New York City, NY IDA IDRB (Abigal Press, Inc.Project)-Series 2002
             LOC JPMorgan Chase Bank, N.A.                                      12/01/18    3.68      1,360,000                A-1+
  8,300,000  New York City, NY, IDA Liberty RB
             (FC Hanson Office Associates, LLC Project) - Series 2004
             LOC Lloyds PLC                                                     12/01/39    3.42      8,300,000     VMIG-1
  2,650,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 1, Subseries 1B    11/01/22    3.18      2,650,000     VMIG-1     A-1+
  6,700,000  New York State Dormitory Authority RB
             (St Luke's Roosevelt Hospital Center) - Series 2005
             Insured by FHA                                                     08/15/25    3.25      6,700,000                A-1
  4,900,000  New York State Dormitory Authority RB
             (Catholic Health System Obligated Group) - Series 2006C
             LOC HSBC Bank US                                                   07/01/22    3.43      4,900,000     VMIG-1

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The acompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                          Date   Coupon (b)   (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997A
             LOC Royal Bank of Scotland PLC                                     12/01/27    3.26%  $  1,000,000     VMIG-1
  1,500,000  New York State Energy Research and Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2005 A-2
             LOC Citibank, N.A.                                                 11/01/39    3.26      1,500,000     VMIG-1     A-1+
  2,700,000  New York State Energy Research and Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-3
             LOC Wachovia Bank, N.A.                                            05/01/39    3.21      2,700,000     VMIG-1     A-1+
  7,700,000  New York State Housing Finance Agency Service Contract RB Series B
             LOC BNP Paribas                                                    03/15/26    3.23      7,700,000                A-1+
  3,900,000  New York State, Housing Finance Agency
             (Capitol Green Apartments Housing RB) 2006 Series A                05/15/36    3.35      3,900,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (The Victory Housing RB) 2001 Series A                             11/01/33    3.30      5,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004A
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34    3.27      5,000,000     VMIG-1
  1,750,000  New York State Housing Finance Agency RB
             (Archstone Westbury) - Series 2004A
             LOC JPMorgan Chase Bank, N.A.                                      11/01/36    3.26      1,750,000     VMIG-1
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - Series 2006A
             LOC Landesbank Baden - Wurttemberg                                 11/01/39    3.26      4,000,000     VMIG-1
  4,100,000  New York State Local Government Assistance Corporation
             - Series 1995F
             LOC Societe Generale                                               04/01/25    3.24      4,100,000     VMIG-1     A-1+
  3,400,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005A
             LOC KeyBank, N.A.                                                  10/01/30    3.47      3,400,000     VMIG-1
  3,825,000  Onondaga County, NY IDA Civic Facility RB
             (Ononadaga Community College Housing Development
             Corporation Project) - Series 2005A
             LOC Citizens Bank, N.A.                                            12/01/30    3.44      3,825,000                A-1+

-------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                          Date   Coupon (b)   (Note 1)     Moody's & Poor's
--------                                                                          ----   ----------   --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,375,000  Onondaga County, NY IDA Civic Facility RB
             (YMCA of Greater Syracuse, Inc. Project) - Series 2003A
             LOC Citizens Bank, N.A.                                            11/01/25    3.51%  $  1,375,000       P-1      A-1+
  3,375,000  Ostego County, NY IDA Civic Facility RB
             (Templeton Foundation Project) - Series 2007A (d)
             LOC Key Bank, N.A                                                  06/01/27    3.51      3,375,000
  3,000,000  Port Authority of New York and New Jersey - Versatile Structure
             Obligation RB - Series 3                                           06/01/20    3.50      3,000,000     VMIG-1     A-1+
  1,900,000  St. Lawrence County, NY IDA Civic Facility Revenue Refunding RB
             (Claxton-Hepburn Medical Center Project) - Series 2006
             LOC KeyBank, N.A.                                                  12/01/31    3.47      1,900,000     VMIG-1     A-1
  8,000,000  State Street Global Markets, LLC Clipper Tax Exempt Certificates
             Trust (New York Non-AMT) - Series 2007-3
             Insured by AMBAC Assurance Corp., FSA & MBIA Insurance Corp.       11/01/20    3.47      8,000,000     VMIG-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB Series 2006
             (St. Anthony's High School Civic Facility)
             LOC KBC Bank                                                       12/01/36    3.43      4,000,000                A-1+
  2,200,000  TOCs -Series 2000-1(Puerto Rico Infrastructure Financing Authority
             Special Obligation Bonds 2000) - Series A                          04/01/27    3.44      2,200,000                A-1+
  5,000,000  TOCs Trust - Series 2001-2 (Puerto Rico Public Improvement
             GO Bonds of 2001)
             Insured by FSA                                                     07/01/19    3.44      5,000,000                A-1+
-----------                                                                                        ------------
260,845,000  Total Variable Rate Demand Instruments                                                 260,845,000
-----------                                                                                        ------------
Variable Rate Demand Instrument - Private Placement (e) (0.82%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC Union Bank of Switzerland AG                                   09/01/21    5.04%  $  3,000,000       P-1      A1+
-----------                                                                                        ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                3,000,000
-----------                                                                                        ------------
             Total Investments (98.50%) (Amortized cost $361,350,758+)                             $361,350,758
             Cash and Other assets, Net of Liability (1.50%)                                          5,513,576
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $366,864,334
                                                                                                   ============

             +   Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

   FOOTNOTES:


(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


   KEY:
   AMT       =   Alternative Minimum Tax                          HDC       =    Housing Development Corporation
   BAN       =   Bond Anticipation Note                           IDA       =    Industrial Development Authority
   COPs      =   Certificates of Participation                    IDRB      =    Industrial Development Revenue Bond
   CSD       =   Central School District                          LOC       =    Letter of Credit
   FGIC      =   Financial Guaranty Insurance Company             MHRB      =    Multi-Family Housing Revenue Bond
   FHA       =   Federal Housing Administration                   RAN       =    Revenue Anticipation Note
   FSA       =   Financial Security Assurance                     RB        =    Revenue Bond
   GNMA      =   Government National Mortgage Association         TAN       =    Tax Anticipation Notes
   GO        =   General Obligation                               TOCs      =    Tender Option Certificates

-------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
OCTOBER 31, 2007
(UNAUDITED)
===============================================================================


   BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE:

   -------------------------------------------------------------------------
             State                    Value             % of Portfolio
   -------------------------------------------------------------------------
     New Hampshire                   $3,300,000               0.91%
     New York                       334,785,758              92.65
     Puerto Rico                      9,200,000               2.55
     Other Territories               14,065,000               3.89
   -------------------------------------------------------------------------
     Total                         $361,350,758             100.00%
   -------------------------------------------------------------------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007
===============================================================================


ASSETS
   Investments in securities, at amortized cost (Note 1)................................      $   361,350,758
   Cash.................................................................................            3,777,408
   Accrued interest receivable..........................................................            2,356,452
   Prepaid expenses.....................................................................                6,544
   Other receivables....................................................................                  999
                                                                                              ---------------
         Total assets...................................................................          367,492,161
                                                                                              ---------------

LIABILITIES
   Payable to affiliates*...............................................................              207,527
   Accrued expenses.....................................................................              123,554
   Dividends payable....................................................................              296,746
                                                                                              ---------------
         Total liabilities..............................................................              627,827
                                                                                              ---------------
   Net assets...........................................................................      $   366,864,334
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)..............................      $   366,866,636
   Accumulated net realized loss........................................................               (2,302)
                                                                                              ---------------
   Net assets...........................................................................      $   366,864,334
                                                                                              ===============


Net asset value, per share (Note 3):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................       $191,196,386            191,198,466                 $1.00
Class B Shares..............................        $22,146,418             22,146,659                 $1.00
Victory Shares..............................        $70,999,360             71,000,132                 $1.00
Advantage Shares............................        $82,522,170             82,523,068                 $1.00

<

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2007
(UNAUDITED)
===============================================================================


INVESTMENT INCOME

Income:
   Interest..................................................................   $       7,174,500
                                                                                -----------------
Expenses: (Note 2)

   Investment management fee.................................................             577,952

   Administration fee........................................................             404,566

   Distribution fee (Advantage Shares).......................................             185,053

   Shareholder servicing fee (Class A).......................................             211,762

   Shareholder servicing fee (Victory Shares)................................              59,391

   Shareholder servicing fee (Advantage Shares)..............................             102,807

   Custodian expenses........................................................               9,181

   Shareholder servicing and related shareholder expenses+...................             105,648

   Legal, compliance and filing fees.........................................              55,399

   Audit and accounting......................................................              53,517

   Directors' fees and expenses..............................................              24,895

   Other expenses............................................................               6,886
                                                                                -----------------
       Total expenses........................................................           1,797,057

       Less:  Expenses paid indirectly (Note 2)..............................              (4,162)

              Fees Waived (Note 2)...........................................            (115,170)
                                                                                -----------------
   Net expenses .............................................................           1,677,725
                                                                                -----------------
Net investment income........................................................           5,496,775


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments.............................................               5,307
                                                                                -----------------
Increase in net assets from operations.......................................   $       5,502,082
                                                                                =================


+ Includes class specific transfer agency expenses of $58,235, $8,282 and $14,848 for Class A, Class B and Victory Shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================


                                                                     Six Months Ended             Year
                                                                     October 31, 2007             Ended
                                                                        (Unaudited)          April 30, 2007
                                                                     ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................   $      5,496,775       $     11,535,996
    Net realized gain (loss) on investments.......................              5,307                  4,432
                                                                     ----------------       ----------------
    Increase in net assets from operations........................          5,502,082             11,540,428

Dividends to shareholders from net investment income*:
    Class A.......................................................         (3,039,512)            (7,502,067)
    Class B.......................................................           (491,241)              (960,061)
    Victory Shares................................................           (853,661)            (1,313,346)
    Advantage Shares..............................................         (1,112,361)            (1,760,522)
                                                                     ----------------       ----------------
    Total dividends to shareholders...............................         (5,496,775)           (11,535,996)
Capital share transactions (Note 3):
    Class A.......................................................        (27,656,918)           (66,400,934)
    Class B.......................................................        (10,451,505)              (732,412)
    Victory Shares................................................         10,485,002             21,001,609
    Advantage Shares..............................................         10,102,655              5,737,883
                                                                     ----------------       ----------------
    Total capital share transactions..............................        (17,520,766)           (40,393,854)
                                                                     ----------------       ----------------
        Total increase (decrease).................................        (17,515,459)           (40,389,422)
Net assets:
    Beginning of year.............................................        384,379,793            424,769,215
                                                                     ----------------       ----------------
    End of year...................................................   $    366,864,334       $    384,379,793
                                                                     ================       ================
Undistributed net investment income...............................   $       -0-            $       -0-
                                                                     ================       ================


*    Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Advantage Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage Shares commenced operations on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -
     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

    d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

1. Summary of Accounting Policies (Continued)

    e) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

    f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to an annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended October 31, 2007 the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares                                 $  107,559
Shareholder servicing fees - Advantage Shares                             7,611
                                                                     ----------
    Total fees waived                                                $  115,170
                                                                     ==========

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund, Reich & Tang Services, Inc. as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B and Victory shares of the Fund. For the period ended October 31, 2007 these fees amounted to:
                                                  Amount                 %
                                                 -------               ----
 Class A shares.............................     $52,638               0.05%
 Class B Shares.............................       7,932               0.05%
 Victory Shares.............................      14,848               0.05%
                                                 -------
 Total Transfer Agency Fees.................     $75,418
                                                 =======

3. Compensating Balance Agreement

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, effective November 1, 2006, with the Florida Daily Municipal Income Fund, which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On October 31, 2007, the cash balance was $3,557,870.

For the period ended October 31, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:

   Custodian expenses.....................................   $    4,162
                                                             ==========

4. Capital Stock

At October 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Six Months Ended                          Year
                                                 October 31, 2007                         Ended
                                                   (Unaudited)                       April 30, 2007
                                                   -----------                       --------------
Class A
--------
Sold......................................           563,653,921                      1,460,063,703
Issued on reinvestment of dividends.......             2,565,879                          5,221,475
Redeemed..................................          (593,876,718)                    (1,531,686,112)
                                                   -------------                     --------------
Net increase (decrease)...................           (27,656,918)                       (66,400,934)
                                                   =============                     ==============

Class B
--------
Sold......................................            58,982,081                        152,017,566
Issued on reinvestment of dividends.......               506,055                            956,167
Redeemed..................................           (69,939,641)                      (153,706,145)
                                                   -------------                     --------------
Net increase (decrease)...................           (10,451,505)                          (732,412)
                                                   =============                     ==============

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

4. Capital Stock (Continued)

                                                Six Months Ended                          Year
                                                 October 31, 2007                         Ended
                                                   (Unaudited)                       April 30, 2007
                                                   -----------                       --------------
Victory Shares
--------------
Sold......................................            62,358,272                         78,711,451
Issued on reinvestment of dividends.......               853,661                          1,313,682
Redeemed..................................           (52,726,931)                       (59,023,524)
                                                   -------------                     --------------
Net increase (decrease)...................            10,485,002                         21,001,609
                                                   =============                     ==============

Advantage Shares
----------------
Sold......................................           120,493,632                        173,247,949
Issued on reinvestment of dividends.......             1,094,188                          1,746,111
Redeemed..................................          (111,485,165)                      (169,256,177)
                                                   -------------                     --------------
Net increase (decrease)...................            10,102,655                          5,737,883
                                                   =============                     ==============

5. Tax Information

The tax character of distributions paid during the years ended April 30, 2007 and 2006 were as follows:

                                                              2007                 2006
                                                          ------------        ------------
     Tax-exempt income...............................     $ 11,535,996        $  8,890,533
     Long-term capital gains.........................              -0-               7,594
                                                          ------------        ------------
     Total distributions.............................     $ 11,535,996        $  8,898,127
                                                          ============        ============


At October 31, 2007, the Fund had unused capital loss carry forwards of $7,609 available for Federal Income Tax purposes to be applied against future gains, if any. If not applied against future gains, $7,609 will expire in 2014.

During the year ended April 30, 2007, the Fund utilized $4,432 of its carried forward capital losses.

At October 31, 2007, the Fund had no ordinary distributable earnings.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 67% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. New Accounting Pronouncements

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.






























-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

8. Financial Highlights

                                                         Six Months Ended                      Year Ended April 30,
Class A Shares                                           October 31, 2007  --------------------------------------------------------
---------------                                            (Unaudited)      2007        2006          2005         2004       2003
                                                            ---------     -------      ------        ------       ------     ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                            -------       -------      -------       -------      -------    ------
Income from investment operations:
Net investment income..................................      0.014         0.027        0.019         0.007        0.002      0.006
Net realized and unrealized gain(loss) on investments..     (0.000)         --          0.000          --           --        0.000
                                                            --------      -------      --------      -------      -------    ------
Total from investment operations.......................      0.014         0.027        0.019         0.007        0.002      0.006
Less distributions from:
Dividends from net investment income...................     (0.014)       (0.027)      (0.019)       (0.007)      (0.002)    (0.006)
Net realized gains(loss) on investments................       --            --         (0.000)         --           --       (0.000)
                                                            --------      -------      --------      -------      -------    ------
Total distributions....................................     (0.014)       (0.027)      (0.019)       (0.007)      (0.002)    (0.006)
                                                            --------      -------      --------      -------      -------    ------
Net asset value, end of period.........................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                            ========      =======      ========      =======      =======    ======
Total Return...........................................      1.45%(a)      2.73%        1.93%         0.70%        0.21%      0.59%
Ratios/Supplemental Data
Net assets, end of period (000)........................    $191,196      $218,850     $285,247     $283,134     $296,871   $324,086
Ratios to average net assets:
   Expenses (b)........................................      0.86%(c)      0.87%        0.86%         0.86%        0.83%      0.82%
   Net investment income.......................              2.87%(c)      2.69%        1.91%         0.70%        0.21%      0.59%
   Expenses paid indirectly....................              0.00%(c)      0.00%        0.00%         0.00%        0.00%      0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized





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
-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

8. Financial Highlights (Continued)

                                                         Six Months Ended                      Year Ended April 30,
Class B Shares                                           October 31, 2007  --------------------------------------------------------
---------------                                            (Unaudited)      2007        2006          2005         2004       2003
                                                            ---------     -------      ------        ------       ------     ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                            -------       -------      -------       -------      -------    ------
Income from investment operations:
Net investment income..................................      0.015         0.029        0.021         0.009        0.004      0.008
Net realized and unrealized gain(loss) on investments..     (0.000)         --          0.000          --           --        0.000
                                                            --------      -------      --------      -------      -------    ------
Total from investment operations.......................      0.015         0.029        0.021         0.009        0.004      0.008
Less distributions from:
Dividends from net investment income...................     (0.015)       (0.029)      (0.021)       (0.009)      (0.004)    (0.008)
Net realized gains(loss) on investments................       --            --         (0.000)         --           --       (0.000)
                                                            --------      -------      --------      -------      -------    ------
Total distributions....................................     (0.015)       (0.029)      (0.021)       (0.009)      (0.004)    (0.008)
                                                            --------      -------      --------      -------      -------    ------
Net asset value, end of period.........................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                            ========      =======      ========      =======      =======    ======
Total Return...........................................      1.56%(a)      2.93%        2.14%         0.90%        0.41%      0.79%
Ratios/Supplemental Data
Net assets, end of period (000)........................    $ 22,147      $ 32,597     $ 33,330     $ 39,831     $ 51,411   $ 46,966
Ratios to average net assets:
   Expenses (b)........................................      0.65%(c)      0.68%        0.67%         0.66%        0.63%      0.61%
   Net investment income.......................              3.08%(c)      2.90%        2.14%         0.88%        0.40%      0.77%
   Expenses paid indirectly....................              0.00%(c)      0.00%        0.00%         0.00%        0.00%      0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

-------------------------------------------------------------------------------



===============================================================================

8. Financial Highlights (Continued)

                                                         Six Months Ended                      Year Ended April 30,
Victory Shares                                           October 31, 2007  --------------------------------------------------------
---------------                                            (Unaudited)      2007        2006          2005         2004       2003
                                                            ---------     -------      ------        ------       ------     ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                            -------       -------      -------       -------      -------    ------
Income from investment operations:
Net investment income..................................      0.014         0.027        0.019         0.007        0.002      0.006
Net realized and unrealized gain(loss) on investments..     (0.000)         --          0.000          --           --        0.000
                                                            --------      -------      --------      -------      -------    ------
Total from investment operations.......................      0.014         0.027        0.019         0.007        0.002      0.006
Less distributions from:
Dividends from net investment income...................     (0.014)       (0.027)      (0.019)       (0.007)      (0.002)    (0.006)
Net realized gains(loss) on investments................       --            --         (0.000)         --           --         --
                                                            --------      -------      --------      -------      -------    ------
Total distributions....................................     (0.014)       (0.027)      (0.019)       (0.007)      (0.002)    (0.006)
                                                            --------      -------      --------      -------      -------    ------
Net asset value, end of period.........................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                            ========      =======      ========      =======      =======    ======
Total Return...........................................      1.46%(a)      2.74%        1.93%         0.70%        0.21%      0.59%
Ratios/Supplemental Data
Net assets, end of period (000)........................    $ 70,999      $ 60,514     $ 39,512     $ 45,985     $ 53,616   $ 79,783
Ratios to average net assets:
   Expenses (b)........................................      0.85%(c)      0.87%        0.86%         0.86%        0.83%      0.82%
   Net investment income.......................              2.87%(c)      2.71%        1.91%         0.70%        0.21%      0.59%
   Expenses paid indirectly....................              0.00%(c)      0.00%        0.00%         0.00%        0.00%      0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

8. Financial Highlights (Continued)

                                                                                                                  November 22, 2002
                                                          Six Months Ended     Years Ended October 31,             (Commencement of
                                                          October 31, 2007   --------------------------               Offering) to
Advantage shares                                            (Unaudited)      2007       2006       2005     2004     April 30, 2003
-----------------                                            ---------       -----     ------     ------   ------    --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $  1.00      $  1.00    $  1.00    $  1.00     $ 1.00     $ 1.00
                                                             --------     --------   --------   --------    --------   -------
Income from investment operations:
   Net investment income..................................      0.014        0.025      0.018      0.006      0.001      0.001
   Net realized and unrealized gain (loss)
      on investments......................................     (0.000)        --        0.000       --         --        0.000
                                                             --------     --------    --------   --------   ---------  -------
   Total from investment operations.......................      0.014        0.025      0.018      0.006      0.001      0.001
Less distributions:
   Dividends from net investment income...................     (0.014)      (0.025)    (0.018)    (0.006)    (0.001)    (0.001)
   Net realized gain(loss) on investments.................       --           --       (0.000)      --         --       (0.000)
                                                             --------     --------    --------   --------   ---------  -------
   Total distribution.....................................     (0.014)      (0.025)    (0.018)    (0.006)    (0.001)    (0.001)
                                                             --------     --------    --------   --------   ---------  -------
Net asset value, end of period............................   $  1.00      $  1.00    $  1.00    $  1.00     $ 1.00     $ 1.00
                                                             ========     ========    ========   ========   =========  =======
Total Return..............................................      1.37%(a)     2.58%      1.79%      0.61%      0.15%(a)   0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $ 82,522     $ 72,419   $ 66,680   $ 71,563    $ 36,685   $ 57,249
Ratios to average net assets:
   Expenses, net of fees waived (b).......................      1.02%(c)     1.02%      1.01%      0.95%      0.89%      0.90%(c)
   Net investment income..................................      2.71%(c)     2.55%      1.77%      0.63%      0.14%      0.33%(c)
   Expenses paid indirectly...............................      0.00%(c)     0.00%      0.00%      0.00%      0.00%      0.00%(c)
   Distribution and shareholder servicing fees waived.....      0.28%(c)     0.30%      0.31%      0.36%      0.39%      0.37%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================



ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.





















-------------------------------------------------------------------------------

-------------------------------------------------------------------------------










-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------






  New York Daily Tax Free Income Fund, Inc.
       600 Fifth Avenue
       New York, New York 10020

  Manager
       Reich & Tang Asset Management, LLC
       600 Fifth Avenue
       New York, New York 10020

  Custodian
       The Bank of New York
       2 Hanson Place, 7th Floor
       Brooklyn, New York 11217

  Transfer Agent &
     Dividend Disbursing Agent
       Reich & Tang Services, Inc.
       600 Fifth Avenue
       New York, New York 10020

   Distributor
       Reich & Tang Distributor, Inc.
       600 Fifth Avenue
       New York, New York 10020










   NY 10/07S

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------










                                                          NEW YORK
                                                          DAILY
                                                          TAX FREE
                                                          INCOME
                                                          FUND, INC.



























                                                           Semi-Annual Report
                                                           October 31, 2007
                                                               (Unaudited)















   NY 10/07S

-------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Christine Manna
                                    -------------------
                                        Christine Manna, Secretary
Date: January 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael P. Lydon
                                        ------------------
                                        Michael P. Lydon, President
Date: January 3, 2008

By (Signature and Title)*           /s/ Anthony Pace
                                        -----------------
                                        Anthony Pace, Treasurer
Date: January 3, 2008

* Print the name and title of each signing officer under his or her signature.